Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest income:
Loans receivable	$ 34,805		$ 37,467		$ 39,271
Taxable securities available for sale	37,954		41,448		47,804
Tax-exempt securities available for sale	6,415		5,933		5,400
Interest-earning deposits and federal funds sold	53		16		20
Total interest income	79,227		84,864		92,495
Interest expense:
Deposits	11,954		14,270		17,796
FHLB advances and repurchase agreements	20,753		25,168		34,031
Junior subordinated notes	2,433		2,459		2,520
Total interest expense	35,140		41,897		54,347
Net interest income	44,087		42,967		38,148
Provision for loan losses	1,130		1,404		912
Net interest income after provision for loan losses	42,957		41,563		37,236
Noninterest income:
Fees and service charges	3,524		3,894		3,966
Net gain on sale of loans	6		40		203
Increase of cash surrender value of bank owned life insurance	704		717		899
Net realized gain on securities available for sale	937				246
Impairment losses on investment securities
Total other-than-temporary impairment losses	(995)		(1,839)		(617)
Portion of loss recognized in other comprehensive income before taxes	548		600
Net impairment losses on investment securities	(447)		(1,239)		(617)
Net realized (loss) gain on derivatives	(2,005)		(711)		120
Income (loss) from real estate joint ventures	881		1,122		(1,905)
Other	706		644		683
Total noninterest income	4,306		4,467		3,595
Noninterest expense:
Compensation and employee benefits	16,327		15,541		14,343
Premises and equipment	2,670		2,719		2,440
Federal deposit insurance premiums	1,281		1,900		2,540
Data processing	2,312		2,151		2,118
Amortization of intangible assets	332		413		494
Advertising	612		608		574
Other	4,528		4,481		4,275
Total noninterest expense	28,062		27,813		26,784
Income before provision for income taxes	19,201		18,217		14,047
Provision for income taxes	3,380		3,553		2,382
Net income before noncontrolling interest	15,821		14,664		11,665
Less: net income (loss) attributable to noncontrolling interest	911		433		(347)
Net income attributable to ESB Financial Corporation	$ 14,910		$ 14,231		$ 12,012
Net income per share:
Basic	$ 1.03	[1]	$ 0.99	[1]	$ 0.84	[1]
Diluted	$ 1.02	[1]	$ 0.98	[1]	$ 0.83	[1]
Cash dividends declared per share	$ 0.38	[1]	$ 0.33	[1]	$ 0.33	[1]
Weighted average shares outstanding	14,438,543	[1]	14,385,262	[1]	14,333,881	[1]
Weighted average shares and share equivalents outstanding	14,555,150	[1]	14,483,905	[1]	14,437,840	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 and 2009 to reflect a six-for five stock split paid on May 16, 2011.